Cover	Dec. 31, 2020	Dec. 10, 2020
Cover [Abstract]
Document Type		8-K
Document Period End Date		Dec. 10, 2020
Current Fiscal Year End Date	--12-31
Entity Registrant Name		Evolent Health, Inc.
Entity Incorporation, State or Country Code		DE
Entity File Number		001-37415
Entity Tax Identification Number		32-0454912
Entity Address, Address Line One		800 N. Glebe Road
Entity Address, Address Line Two		Suite 500
Entity Address, City or Town		Arlington
Entity Address, State or Province		VA
City Area Code		571
Local Phone Number		389-6000
Entity Address, Postal Zip Code		22203
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Title of 12(b) Security		Class A Common Stock of Evolent Health, Inc., par value $0.01 per share
Trading Symbol		EVH
Security Exchange Name		NYSE
Entity Emerging Growth Company		false
Amendment Flag		false
Entity Central Index Key		0001628908